DERIVATIVE WARRANTS LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Warrants Liabilities
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

September 30, 2024
Share Price	US $ 8.0143
Exercise Price	US $ 8.1782
Expected life	1.96- 4.45 years
Risk-free interest rate	3.57%
Dividend yield	0.00%
Expected volatility	80%
Early exercise threshold	US $ 12.2673

SCHEDULE OF CHANGES IN THE WARRANT LIABILITY

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	35,921,315
Changes in fair value of warrants	(6,583,542)

Balance as of September 30, 2024	$30,295,919